Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale	[1]	$ 11,771	$ 16,116
Loans held for sale		1,469	1,023	[2]
Loans	[1]	244	376
Total other assets		79,850	90,244	[2]
Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities		5,455	4,867
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale		2,446	2,979
Loans held for sale		313	108
Loans		686	886
Total other assets		155	338
Total assets recorded at fair value		4,531	4,447
Nonrecurring [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities		931	136
Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		339	374
Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		347	512
Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale		0	0
Loans held for sale		0	0
Loans		0	0
Total other assets		0	0
Total assets recorded at fair value		0	0
Nonrecurring [Member] | Level 1 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities		0	0
Nonrecurring [Member] | Level 1 [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		0	0
Nonrecurring [Member] | Level 1 [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		0	0
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale		1,213	1,646
Loans held for sale		313	108
Loans		685	876
Total other assets		149	177
Total assets recorded at fair value		3,134	2,807
Nonrecurring [Member] | Level 2 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities		774	0
Nonrecurring [Member] | Level 2 [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		339	374
Nonrecurring [Member] | Level 2 [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		346	502
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale		1,233	1,333
Loans held for sale		0	0
Loans		1	10
Total other assets		6	161
Total assets recorded at fair value		1,397	1,640
Nonrecurring [Member] | Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities		157	136
Nonrecurring [Member] | Level 3 [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		0	0
Nonrecurring [Member] | Level 3 [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		$ 1	10
Nonrecurring [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Including NAV Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities			$ 6

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[2]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.